UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.7%
	AUSTRALIA – 4.4%
1,624,256	CSL Ltd.	$138,331,525

	BERMUDA – 2.2%
1,613,645	Lazard Ltd. - Class A	68,547,639

	BRAZIL – 2.9%
16,761,671	Ambev S.A. - ADR	90,345,407

	CANADA – 6.7%
840,309	Canadian Pacific Railway Ltd.	127,004,302
187,675	Constellation Software, Inc./Canada	84,763,105
		211,767,407
	CHINA – 8.7%
11,971,800	AIA Group Ltd.	74,121,657
2,109,054	Ctrip.com International Ltd. - ADR*	91,132,223
4,062,310	Tencent Holdings Ltd.	106,210,645
		271,464,525
	DENMARK – 7.8%
1,274,997	Chr Hansen Holding A/S	77,738,076
1,264,360	Coloplast A/S - Class B	90,451,711
1,957,688	Novozymes A/S	76,249,937
		244,439,724
	FRANCE – 7.9%
684,922	Essilor International S.A.	80,144,155
169,772	Hermes International	73,752,959
468,626	LVMH Moet Hennessy Louis Vuitton S.E.	94,392,931
		248,290,045
	GERMANY – 2.1%
413,328	adidas A.G.	64,984,049

	INDIA – 3.1%
1,408,695	HDFC Bank Ltd. - ADR	97,101,346

	IRELAND – 10.0%
1,052,340	Accenture PLC - Class A	119,829,956
6,382,320	Experian PLC	122,764,716
848,500	ICON PLC*	71,324,910
		313,919,582
	ITALY – 2.1%
1,214,943	Luxottica Group S.p.A.	65,166,794

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN – 5.7%
296,340	Keyence Corp.	$115,139,809
1,083,850	Sysmex Corp.	64,890,851
		180,030,660
	MEXICO – 1.3%
23,127,203	Wal-Mart de Mexico S.A.B. de C.V.	40,923,288

	NETHERLANDS – 3.2%
856,404	Core Laboratories N.V.	100,053,679

	RUSSIA – 2.4%
3,280,084	Yandex N.V. - Class A*	75,901,144

	SPAIN – 1.4%
1,342,104	Industria de Diseno Textil S.A.	44,236,988

	SWITZERLAND – 11.2%
1,070,148	Chubb Ltd.	140,713,761
1,682,491	Nestle S.A.	122,922,493
41,498	SGS S.A.	87,726,168
		351,362,422
	TAIWAN – 4.5%
4,572,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	141,329,793

	UNITED KINGDOM – 8.1%
6,710,305	Compass Group PLC	119,196,763
1,565,262	Reckitt Benckiser Group PLC	133,979,653
		253,176,416
	TOTAL COMMON STOCKS (Cost $2,768,900,298)	3,001,372,433

	SHORT-TERM INVESTMENTS – 4.1%
128,478,206	Fidelity Institutional Money Market Government Portfolio, 0.42%[1]	128,478,206

	TOTAL SHORT-TERM INVESTMENTS (Cost $128,478,206)	128,478,206

	TOTAL INVESTMENTS – 99.8% (Cost $2,897,378,504)	3,129,850,639
	Other Assets in Excess of Liabilities – 0.2%	5,059,349

	TOTAL NET ASSETS – 100.0%	$3,134,909,988

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.1%
	ARGENTINA – 6.5%
7,219	MercadoLibre, Inc.	$1,338,330

	BRAZIL – 9.6%
162,517	Ambev S.A. - ADR	875,966
20,923	Embraer S.A. - ADR	478,300
29,700	Raia Drogasil S.A.	617,356
		1,971,622
	CHINA – 17.6%
6,401	Alibaba Group Holding Ltd. - ADR*	648,485
5,547	China Biologic Products, Inc.*	632,025
22,275	Ctrip.com International Ltd. - ADR*	962,503
309,920	Regina Miracle International Holdings Ltd.[1]	244,220
42,790	Tencent Holdings Ltd.	1,118,761
		3,605,994
	INDIA – 10.8%
28,712	Asian Paints Ltd.	410,800
1,384	Eicher Motors Ltd.	469,768
19,848	Godrej Consumer Products Ltd.	462,330
12,616	HDFC Bank Ltd. - ADR	869,621
		2,212,519
	INDONESIA – 4.8%
5,402,495	Kalbe Farma Tbk P.T.	586,678
13,424	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	394,934
		981,612
	LUXEMBOURG – 0.9%
5,479	Globant S.A.*	181,629

	MALAYSIA – 2.6%
371,100	IHH Healthcare Bhd	527,809

	MEXICO – 7.8%
73,590	Banregio Grupo Financiero S.A.B. de C.V.	408,682
2,946	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	426,787
188,090	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	337,874
245,120	Wal-Mart de Mexico S.A.B. de C.V.	433,737
		1,607,080
	PHILIPPINES – 2.7%
168,295	Universal Robina Corp.	551,232

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	POLAND – 2.7%
56,590	Eurocash S.A.	$563,823

	RUSSIA – 5.3%
47,326	Yandex N.V. - Class A*	1,095,124

	SOUTH KOREA – 3.6%
1,688	Amorepacific Corp.*	460,456
2,038	Samsung Biologics Co., Ltd.*	282,349
		742,805
	SWITZERLAND – 2.6%
8,976	Luxoft Holding, Inc. – Class A*	528,238

	TAIWAN – 10.8%
40,171	Eclat Textile Co., Ltd.	419,607
61,000	PChome Online, Inc.	504,912
41,477	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,282,054
		2,206,573
	TURKEY – 2.0%
39,623	Coca-Cola Icecek A.S.	405,555

	UNITED STATES – 2.8%
6,698	PriceSmart, Inc.	567,321

	TOTAL COMMON STOCKS (Cost $18,588,802)	19,087,266

	SHORT-TERM INVESTMENTS – 7.1%
1,464,132	Fidelity Institutional Money Market Government Portfolio, 0.42%[2]	1,464,132

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,464,132)	1,464,132

	TOTAL INVESTMENTS – 100.2% (Cost $20,052,934)	20,551,398
	Liabilities in Excess of Other Assets – (0.2)%	(31,377)

	TOTAL NET ASSETS – 100.0%	$20,520,021

ADR – American Depository Receipt

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $244,220.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.0%
	ARGENTINA – 3.8%
2,623	MercadoLibre, Inc.	$486,278

	CANADA – 3.3%
6,006	Canadian National Railway Co.	417,537

	CHINA – 7.5%
7,632	Ctrip.com International Ltd. - ADR*	329,779
97,500	Techtronic Industries Co., Ltd.	337,214
11,225	Tencent Holdings Ltd.	293,482
		960,475
	DENMARK – 2.4%
7,748	Novozymes A/S	301,777

	FRANCE – 1.9%
2,062	Essilor International S.A.	241,279

	INDIA – 3.0%
5,556	HDFC Bank Ltd. - ADR	382,975

	NETHERLANDS – 2.6%
2,872	Core Laboratories N.V.	335,536

	SWITZERLAND – 8.0%
2,862	Chubb Ltd.	376,324
4,548	Nestle S.A.	332,276
151	SGS S.A.	319,212
		1,027,812
	TAIWAN – 3.9%
16,287	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	503,431

	UNITED KINGDOM – 3.4%
5,008	Reckitt Benckiser Group PLC	428,663

	UNITED STATES – 58.2%
557	Amazon.com, Inc.*	458,678
6,058	Amphenol Corp. - Class A	408,855
16,503	Boston Scientific Corp.*	397,062
7,783	Brown-Forman Corp. - Class B	354,905
6,158	Cerner Corp.*	330,746
2,312	Cooper Cos., Inc.	426,818
2,015	Costco Wholesale Corp.	330,359
4,081	Crown Castle International Corp. - REIT	358,434

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
3,260	Ecolab, Inc.	$391,624
2,235	Edwards Lifesciences Corp.*	215,096
2,534	Facebook, Inc. - Class A*	330,231
3,384	Praxair, Inc.	400,801
4,921	Quintiles IMS Holdings, Inc.*	386,249
4,847	Schlumberger Ltd.	405,742
12,474	TD Ameritrade Holding Corp.	575,675
3,817	Tractor Supply Co.	281,198
3,634	TripAdvisor, Inc.*	192,239
1,739	Tyler Technologies, Inc.*	253,929
10,091	Under Armour, Inc. - Class C*	193,949
4,421	Verisk Analytics, Inc. - Class A*	365,352
4,674	Visa, Inc. - Class A	386,587
		7,444,529
	TOTAL COMMON STOCKS (Cost $12,426,833)	12,530,292

	SHORT-TERM INVESTMENTS – 2.1%
271,602	FIdelity Institutional Money Market Government Portfolio, 0.42%[1]	271,602

	TOTAL SHORT-TERM INVESTMENTS (Cost $271,602)	271,602

	TOTAL INVESTMENTS – 100.1% (Cost $12,698,435)	12,801,894
	Liabilities in Excess of Other Assets – (0.1)%	(15,688)

	TOTAL NET ASSETS – 100.0%	$12,786,206

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.2%
	ARGENTINA – 2.1%
167	MercadoLibre, Inc.	$30,960

	AUSTRALIA – 4.7%
145	Blackmores Ltd.	12,701
399	Domino's Pizza Enterprises Ltd.	17,989
5,805	oOh!media Ltd.	19,679
472	REA Group Ltd.	18,814
		69,183
	BRAZIL – 3.2%
4,300	Embraer S.A.	24,563
1,100	Raia Drogasil S.A.	22,865
		47,428
	CANADA – 4.8%
936	Canadian Western Bank	21,284
323	Dollarama, Inc.	24,461
755	Ritchie Bros Auctioneers, Inc.	24,472
		70,217
	CHINA – 4.6%
192	China Biologic Products, Inc.*	21,876
4,000	Shenzhou International Group Holdings Ltd.	24,674
11,000	Vitasoy International Holdings Ltd.	21,354
		67,904
	DENMARK – 1.8%
533	DSV A/S	25,874

	GERMANY – 8.0%
399	AURELIUS Equity Opportunities S.E. & Co. KGaA	25,131
424	KION Group A.G.	25,768
399	Nemetschek S.E.	20,363
302	Sartorius A.G.	21,190
127	XING A.G.	24,813
		117,265
	INDIA – 3.4%
3,018	Syngene International Ltd.[1]	24,290
1,266	Yes Bank Ltd.	26,050
		50,340
	IRELAND – 3.5%
8,760	Greencore Group PLC	26,008

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	IRELAND (Continued)
304	ICON PLC*	$25,554
		51,562
	ITALY – 2.9%
340	Brembo S.p.A.	21,764
1,082	Interpump Group S.p.A.	20,311
		42,075
	JAPAN – 16.9%
550	Asahi Intecc Co., Ltd.	22,407
785	Harmonic Drive Systems, Inc.	23,673
400	Hoshizaki Corp.	32,628
3,700	Infomart Corp.	20,776
1,500	MISUMI Group, Inc.	28,031
1,100	Nihon M&A Center, Inc.	32,003
1,075	Pigeon Corp.	29,134
2,200	Start Today Co., Ltd.	41,366
1,500	Wellnet Corp.	17,563
		247,581
	MALAYSIA – 2.1%
37,600	Karex Bhd	20,457
28,700	My EG Services Bhd	10,302
		30,759
	MEXICO – 1.7%
4,500	Banregio Grupo Financiero S.A.B. de C.V.	24,991

	NETHERLANDS – 3.5%
798	Takeaway.com Holding B.V.*1	26,096
1,753	Wessanen	24,855
		50,951
	PHILIPPINES – 2.7%
16,110	Concepcion Industrial Corp.	18,452
4,790	Security Bank Corp.	20,521
		38,973
	SOUTH KOREA – 4.5%
1,088	DuzonBizon Co., Ltd.	21,533
80	Hugel, Inc.*	20,866
66	Medy-Tox, Inc.	23,513
		65,912
	SWEDEN – 6.3%
2,692	Hexpol A.B.	26,067

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
1,074	Indutrade A.B.	$21,770
472	Probi A.B.	28,167
362	Vitrolife A.B.	16,823
		92,827
	SWITZERLAND – 5.0%
30	dormakaba Holding A.G.	23,222
453	Temenos Group A.G.	32,821
95	u-blox Holding A.G.	17,107
		73,150
	TAIWAN – 4.3%
1,513	Eclat Textile Co., Ltd.	15,804
3,596	PChome Online, Inc.	29,767
4,667	Sunny Friend Environmental Technology Co., Ltd.	17,865
		63,436
	THAILAND – 1.4%
5,100	Krungthai Card PCL	20,351

	UNITED ARAB EMIRATES – 2.2%
1,531	NMC Health PLC	31,414

	UNITED KINGDOM – 8.9%
2,753	Abcam PLC	28,347
1,793	Diploma PLC	22,895
1,524	Halma PLC	17,734
2,837	Just Eat PLC*	19,255
399	Rightmove PLC	20,178
417	Spirax-Sarco Engineering PLC	22,584
		130,993
	VIETNAM – 1.7%
4,348	Vietnam Dairy Products JSC	24,803

	TOTAL COMMON STOCKS (Cost $1,373,618)	1,468,949

	SHORT-TERM INVESTMENTS – 1.9%
28,022	Fidelity Institutional Money Market Government Portfolio, 0.42%[2]	28,022

	TOTAL SHORT-TERM INVESTMENTS (Cost $28,022)	28,022

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2017 (Unaudited)

Value

TOTAL INVESTMENTS – 102.1% (Cost $1,401,640)	1,496,971
Liabilities in Excess of Other Assets – (2.1)%	(30,882)

TOTAL NET ASSETS – 100.0%	$1,466,089

PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $50,386.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2017 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth Fund”) and WCM International Small Cap Growth Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At January 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Cost of investments	$2,899,568,760	$20,162,609	$12,699,137	$1,401,640

Gross unrealized appreciation	$323,894,034	$2,225,467	$328,047	$151,108
Gross unrealized depreciation	(93,612,155)	(1,836,678)	(225,290)	(55,777)
Net unrealized appreciation (depreciation) on investments	$230,281,879	$388,789	$102,757	$95,331

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2017, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Australia	$138,331,525	$-	$-	$138,331,525
Bermuda	68,547,639	-	-	68,547,639
Brazil	90,345,407	-	-	90,345,407
Canada	211,767,407	-	-	211,767,407
China	91,132,223	180,332,302	-	271,464,525
Denmark	244,439,724	-	-	244,439,724
France	248,290,045	-	-	248,290,045
Germany	64,984,049	-	-	64,984,049
India	97,101,346	-	-	97,101,346
Ireland	313,919,582	-	-	313,919,582
Italy	65,166,794	-	-	65,166,794
Japan	180,030,660	-	-	180,030,660
Mexico	40,923,288	-	-	40,923,288
Netherlands	100,053,679	-	-	100,053,679
Russia	75,901,144	-	-	75,901,144
Spain	44,236,988	-	-	44,236,988
Switzerland	351,362,422	-	-	351,362,422
Taiwan	141,329,793	-	-	141,329,793
United Kingdom	253,176,416	-	-	253,176,416
Short-Term Investments	128,478,206	-	-	128,478,206
Total Investments	$2,949,518,337	$180,332,302	$-	$3,129,850,639

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$1,338,330	$-	$-	$1,338,330
Brazil	1,971,622	-	-	1,971,622
China	2,243,013	1,362,981	-	3,605,994
India	2,212,519	-	-	2,212,519
Indonesia	981,612	-	-	981,612
Luxembourg	181,629	-	-	181,629
Malaysia	527,809	-	-	527,809
Mexico	1,607,080	-	-	1,607,080
Philippines	551,232	-	-	551,232
Poland	563,823	-	-	563,823
Russia	1,095,124	-	-	1,095,124
South Korea	742,805	-	-	742,805
Switzerland	528,238	-	-	528,238
Taiwan	1,282,054	924,519	-	2,206,573
Turkey	405,555	-	-	405,555
United States	567,321	-	-	567,321
Short-Term Investments	1,464,132	-	-	1,464,132
Total Investments	$18,263,898	$2,287,500	$-	$20,551,398

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$486,278	$-	$-	$486,278
Canada	417,537	-	-	417,537
China	329,779	630,696	-	960,475
Denmark	301,777	-	-	301,777
France	241,279	-	-	241,279
India	382,975	-	-	382,975
Netherlands	335,536	-	-	335,536
Switzerland	1,027,812	-	-	1,027,812
Taiwan	503,431	-	-	503,431
United Kingdom	428,663	-	-	428,663
United States	7,444,529	-	-	7,444,529
Short-Term Investments	271,602	-	-	271,602
Total Investments	$12,171,198	$630,696	$-	$12,801,894

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$30,960	$-	$-	$30,960
Australia	69,183	-	-	69,183
Brazil	47,428	-	-	47,428
Canada	70,217	-	-	70,217
China	21,876	46,028	-	67,904
Denmark	25,874	-	-	25,874
Germany	117,265	-	-	117,265
India	50,340	-	-	50,340
Ireland	51,562	-	-	51,562
Italy	42,075	-	-	42,075
Japan	247,581	-	-	247,581
Malaysia	30,759	-	-	30,759
Mexico	24,991	-	-	24,991
Netherlands	50,951	-	-	50,951
Philippines	38,973	-	-	38,973
South Korea	65,912	-	-	65,912
Sweden	92,827	-	-	92,827
Switzerland	73,150	-	-	73,150
Taiwan	-	63,436	-	63,436
Thailand	20,351	-	-	20,351
United Arab Emirates	31,414	-	-	31,414
United Kingdom	130,993	-	-	130,993
Vietnam	24,803	-	-	24,803
Short-Term Investments	28,022	-	-	28,022
Total Investments	$1,387,507	$109,464	$-	$1,496,971

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
January 31, 2017 (Unaudited)

Transfers are recognized at the end of the reporting period. As of January 31, 2017 certain securities in the International Growth Fund, Emerging Markets Fund, Global Growth Fund and International Small Cap Fund transferred Levels due to these Funds applying fair value pricing to non-U.S. Securities.

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Transfers into Level 1	$1,441,918,735	$3,440,875	$1,381,928	$660,367
Transfers out of Level 1	-	-	-	-
Net transfers in (out) of Level 1	$1,441,918,735	$3,440,875	$1,381,928	$660,367

Transfers into Level 2	$-	$-	$-	-
Transfers out of Level 2	(1,441,918,735)	(3,440,875)	(1,381,928)	(660,367)
Net transfers in (out) of Level 2	$(1,441,918,735)	$(3,440,875)	$(1,381,928)	$(660,367)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/31/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/31/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/31/17